SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Number of operating segment	1
Total net revenues	$ 292,417	$ 200,010	$ 116,230
Apparel
Segment reporting
Total net revenues	86,459	80,274	46,888
Electronics and other general merchandise
Segment reporting
Total net revenues	$ 205,958	$ 119,736	$ 69,342